Consolidated Statements of Financial Position - USD ($) $ in Thousands	May 31, 2020	Aug. 31, 2019
Current
Cash	$ 1,330	$ 5,550
Amounts receivable	123	507
Prepaid expenses and other	188	298
Total current assets	1,641	6,355
Performance bonds and other assets	111	65
Exploration and evaluation assets	34,061	36,792
Right to use asset (leased corporate offices)	182
Property, plant and equipment	295	451
Total assets	36,290	43,663
Current
Accounts payable and other liabilities	659	4,022
Brokerage fees payable	2,824	2,775
Total current liabilities	3,483	6,797
Loans payable	19,202	18,785
Convertible Notes	17,320	16,075
Share based liabilities	339	112
Lease liability	201
Warrant derivative		3,051
Total liabilities	40,545	44,820
SHAREHOLDERS' EQUITY
Share capital	859,728	855,270
Contributed surplus	27,920	26,777
Accumulated other comprehensive loss	(163,671)	(159,637)
Deficit	(745,130)	(739,018)
Total shareholders' deficit attributable to shareholders of Platinum Group Metals Ltd.	(21,153)	(16,608)
Non-controlling interest	16,898	15,451
Total shareholders' equity / (deficit)	(4,255)	(1,157)
Total liabilities and shareholders' equity / (deficit)	$ 36,290	$ 43,663